Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accounts payable and accrued expenses
Schedule of accounts payable and accrued expenses

	2012	2011

Suppliers	$27,790	$3,941
Accrued interest	4,275	3,859
Guarantee deposits and customer advances	2,494	2,308
Professional fees	1,249	709
Performance and sale bonuses	2,504	2,294
Taxes payable, other than income taxes	2,174	2,140
Programming provisions	1,707	2,082
Sundry creditors	2,693	1,530

	$44,886	$18,863